(LOSS)/EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2020
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Schedule of Basic and Diluted Loss Earnings Per Share

The Company did not have any potentially dilutive securities outstanding during the six months ended June 30, 2019 or 2020. Accordingly, the diluted (loss)/earnings per share amounts are the same as the basic (loss)/earnings per share amounts.

	Six months ended June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

(Loss)/profit for the period:	(2,944)	2,741	388

Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	24,910,916

(Loss)/earnings per share:
Basic and diluted:
Net (loss)/earnings per share	(0.12)	0.11	0.02